Provisions and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of provisions and other current liabilities
The below table provides details related to Provisions and other current liabilities as of December 31, 2024 and 2023.

($ millions)	Note	2024	2023
Accruals for compensation and benefits including social security		531	550
Accruals for deductions from revenue		396	394
Deferred income		73	78
Taxes other than income taxes		59	71
Restructuring provisions		—	29
Accrued expenses for goods and services received but not invoiced		65	86
Accruals for royalties		11	11
Provisions for litigation and other legal matters	18	4	6
Accrued equity-based payments		11	13
Accrued interest on financial debts		32	32
Other payables		46	69
Total provisions and other current liabilities		1,228	1,339

Disclosure of movement of accruals for deductions from revenue
The below table shows the movement of accruals for deductions from revenue.

($ millions)	2024	2023	2022
January 1	394	386	264
Additions	1,256	1,235	878
Impact of business combinations	—	—	86
Payments/utilizations	(1,243)	(1,218)	(829)
Changes in offset against gross trade receivables	1	(8)	(3)
Currency translation effects	(12)	(1)	(10)
December 31	396	394	386

Disclosure of movement of restructuring provisions
The below table shows the movement of restructuring provisions.

($ millions)	2024	2023	2022
January 1	29	64	17
Additions	—	39	72
Cash payments	(27)	(74)	(24)
Releases	(1)	—	(1)
Currency translation effects	(1)	—	—
December 31	—	29	64